Financial Information for Parent Company	12 Months Ended
Dec. 31, 2012
Financial Information for Parent Company

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2011	2012	2012
			US$ (Note 2)
Assets
Current assets:
Cash and cash equivalents	45,069	22,953	3,684
Other current assets	1,014	3,374	542

Total current assets	46,083	26,327	4,226
Other assets	628	471	76
Investment in subsidiaries	2,204,258	2,442,597	392,064

Total assets	2,250,969	2,469,395	396,366

Liabilities and equity
Current liabilities:
Deferred revenue	1,500	1,496	240
Accrued expenses and other current liabilities	—	840	136

Total current liabilities	1,500	2,336	376
Deferred revenue	3,375	1,870	300

Total liabilities	4,875	4,206	676

Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 242,604,223 and 244,494,095 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	179	180	29
Additional paid-in capital	2,199,954	2,243,403	360,091
Retained earnings	85,127	260,014	41,735
Accumulated other comprehensive loss	(39,166)	(38,408)	(6,165)

Total equity	2,246,094	2,465,189	395,690

Total liabilities and equity	2,250,969	2,469,395	396,366

STATEMENTS OF COMPREHENSIVE INCOME

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2010	2011	2012	2012
				US$ (Note 2)
Operating costs and expenses:
Selling and marketing expenses	157	157	157	25
General and administrative expenses	13,485	16,447	24,902	3,996

Total operating costs and expenses	13,642	16,604	25,059	4,021

Loss from operations	(13,642)	(16,604)	(25,059)	(4,021)
Interest income	813	452	131	21
Foreign exchange gain (loss)	(547)	1,086	(141)	(24)
Other income	3,028	2,649	2,208	354
Income in investment in subsidiaries	226,099	127,249	197,748	31,741

Net income attributable to ordinary share holders	215,751	114,832	174,887	28,071

Other comprehensive income
Foreign currency translation adjustments	(10,173)	(16,463)	758	122

Comprehensive income	205,578	98,369	175,645	28,193

STATEMENTS OF CASH FLOWS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2010	2011	2012	2012
				US$ (Note 2)
Operating activities:
Net income	215,751	114,832	174,887	28,071
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	13,113	15,483	20,837	3,345
Income in investment in subsidiaries	(226,099)	(127,249)	(197,748)	(31,741)
Changes in operating assets and liabilities:
Deferred revenue	6,700	(1,825)	(1,508)	(242)
Other current assets	(18,581)	12,269	(2,412)	(388)
Accrued expenses and other current liabilities	15	(818)	840	135

Net cash provided by (used in) operating activities	(9,101)	12,692	(5,104)	(820)

Investing activities:
Collection from amount due from subsidiaries	13,654	—	—	—
Investment in subsidiaries	(979,345)	—	(35,227)	(5,654)

Net cash used in investing activities	(965,691)	—	(35,227)	(5,654)

Financing activities:
Proceeds from issuance ordinary shares	959,104	—	—	—
Ordinary share issuance costs, net of existing shareholder reimbursements	3,930	—	—	—
Net proceeds from issuance of ordinary shares upon exercise of option	41,125	7,285	18,520	2,973
Net proceeds from exercise of warrants	17,873	—	—	—

Net cash provided by financing activities	1,022,032	7,285	18,520	2,973

Effect of exchange rate changes on cash and cash equivalents	(16,189)	(14,806)	(305)	(49)
Net increase in cash and cash equivalents	31,051	5,171	(22,116)	(3,550)
Cash and cash equivalents at the beginning of the year	8,847	39,898	45,069	7,234

Cash and cash equivalents at the end of the year	39,898	45,069	22,953	3,684

Supplemental schedule of non-cash investing and financing activities:
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables	7,614	—	—	—
Issuance of ordinary shares upon exercise of options from subscription deposit	1,217	—	—	—
Issuance warrant for acquisition of noncontrolling interest	7,067	—	—	—
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	—	499	290	47

The accompanying notes are an integral part of these consolidated financial statements

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.